Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Deferred Policy Acquisition Costs (Detail) - JPY (¥) ¥ in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2026	Mar. 31, 2026
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		¥ 332,892	¥ 315,840
Capitalization		18,243	39,269
Amortization		(11,031)	(20,692)
Effect of changes in foreign exchange rate		(1,253)	5,195
Others	[1]	(1,231)	(6,720)
Ending balance		337,620	332,892
Yen-denominated insurance (First Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		99,890	89,361
Capitalization		9,514	17,649
Amortization		(3,921)	(7,120)
Effect of changes in foreign exchange rate		0	0
Others	[1]	0	0
Ending balance		105,483	99,890
Yen-denominated insurance (Third Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		166,467	168,689
Capitalization		3,547	7,784
Amortization		(4,963)	(10,006)
Effect of changes in foreign exchange rate		0	0
Others	[1]	0	0
Ending balance		165,051	166,467
Foreign currency denominated insurance
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		64,915	57,151
Capitalization		3,057	6,504
Amortization		(1,754)	(3,018)
Effect of changes in foreign exchange rate		(1,021)	4,278
Others	[1]	0	0
Ending balance		65,197	64,915
Single- payment whole life insurance
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		1,620	639
Capitalization		2,125	7,332
Amortization		(393)	(548)
Effect of changes in foreign exchange rate		(232)	917
Others	[1]	(1,231)	(6,720)
Ending balance		¥ 1,889	¥ 1,620

[1]	Others include adjustments of reinsurance.